Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AIM ETF PRODUCTS TRUST
Entity Central Index Key	0001797318
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000223737
Shareholder Report [Line Items]
Fund Name	AllianzIM U.S. Equity Buffer10 Jan ETF
Class Name	AllianzIM U.S. Equity Buffer10 Jan ETF
Trading Symbol	JANT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer10 Jan ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer10 Jan ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%
AssetsNet	$ 65,376,000
Holdings Count | Holding	4
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$65,376
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	103.9%
Time deposits	0.1%
Options written	(3.8)%
Net other assets and liabilities	(0.2)%
Total	100.0%

Material Fund Change [Text Block]
C000238368
Shareholder Report [Line Items]
Fund Name	AllianzIM U.S. Equity Buffer10 Feb ETF
Class Name	AllianzIM U.S. Equity Buffer10 Feb ETF
Trading Symbol	FEBT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer10 Feb ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer10 Feb ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%
AssetsNet	$ 159,231,000
Holdings Count | Holding	4
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$159,231
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	104.1%
Time deposits	0.1%
Options written	(4.1)%
Net other assets and liabilities	(0.1)%
Total	100.0%

Material Fund Change [Text Block]
C000238369
Shareholder Report [Line Items]
Fund Name	AllianzIM U.S. Equity Buffer10 Mar ETF
Class Name	AllianzIM U.S. Equity Buffer10 Mar ETF
Trading Symbol	MART
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer10 Mar ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer10 Mar ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%
AssetsNet	$ 29,646,000
Holdings Count | Holding	4
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$29,646
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	104.8%
Time deposits	0.2%
Options written	(4.8)%
Net other assets and liabilities	(0.2)%
Total	100.0%

Material Fund Change [Text Block]
C000218376
Shareholder Report [Line Items]
Fund Name	AllianzIM U.S. Equity Buffer10 Apr ETF
Class Name	AllianzIM U.S. Equity Buffer10 Apr ETF
Trading Symbol	APRT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer10 Apr ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer10 Apr ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%
AssetsNet	$ 47,156,000
Holdings Count | Holding	4
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$47,156
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	107.2%
Options written	(7.0)%
Net other assets and liabilities	(0.2)%
Total	100.0%

Material Fund Change [Text Block]
C000241956
Shareholder Report [Line Items]
Fund Name	AllianzIM U.S. Equity Buffer10 May ETF
Class Name	AllianzIM U.S. Equity Buffer10 May ETF
Trading Symbol	MAYT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer10 May ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer10 May ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%
AssetsNet	$ 120,542,000
Holdings Count | Holding	4
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$120,542
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	105.2%
Time deposits	0.1%
Options written	(4.9)%
Net other assets and liabilities	(0.4)%
Total	100.0%

Material Fund Change [Text Block]
C000241958
Shareholder Report [Line Items]
Fund Name	AllianzIM U.S. Equity Buffer10 Jun ETF
Class Name	AllianzIM U.S. Equity Buffer10 Jun ETF
Trading Symbol	JUNT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer10 Jun ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer10 Jun ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%
AssetsNet	$ 19,770,000
Holdings Count | Holding	4
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$19,770
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	106.3%
Time deposits	0.7%
Options written	(6.3)%
Net other assets and liabilities	(0.7)%
Total	100.0%

Material Fund Change [Text Block]
C000221038
Shareholder Report [Line Items]
Fund Name	AllianzIM U.S. Equity Buffer10 Jul ETF
Class Name	AllianzIM U.S. Equity Buffer10 Jul ETF
Trading Symbol	JULT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer10 Jul ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer10 Jul ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%
AssetsNet	$ 79,363,000
Holdings Count | Holding	4
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$79,363
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	103.6%
Time deposits	0.5%
Options written	(3.4)%
Net other assets and liabilities	(0.7)%
Total	100.0%

Material Fund Change [Text Block]
C000241960
Shareholder Report [Line Items]
Fund Name	AllianzIM U.S. Equity Buffer10 Aug ETF
Class Name	AllianzIM U.S. Equity Buffer10 Aug ETF
Trading Symbol	AUGT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer10 Aug ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer10 Aug ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%
AssetsNet	$ 35,232,000
Holdings Count | Holding	4
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$35,232
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	103.3%
Time deposits	0.4%
Options written	(3.1)%
Net other assets and liabilities	(0.6)%
Total	100.0%

Material Fund Change [Text Block]
C000241962
Shareholder Report [Line Items]
Fund Name	AllianzIM U.S. Equity Buffer10 Sep ETF
Class Name	AllianzIM U.S. Equity Buffer10 Sep ETF
Trading Symbol	SEPT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer10 Sep ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer10 Sep ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%
AssetsNet	$ 105,107,000
Holdings Count | Holding	4
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$105,107
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	103.4%
Time deposits	0.3%
Options written	(3.3)%
Net other assets and liabilities	(0.4)%
Total	100.0%

Material Fund Change [Text Block]
C000221854
Shareholder Report [Line Items]
Fund Name	AllianzIM U.S. Equity Buffer10 Oct ETF
Class Name	AllianzIM U.S. Equity Buffer10 Oct ETF
Trading Symbol	OCTT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer10 Oct ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer10 Oct ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%
AssetsNet	$ 58,898,000
Holdings Count | Holding	4
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$58,898
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	102.7%
Time deposits	0.3%
Options written	(2.6)%
Net other assets and liabilities	(0.4)%
Total	100.0%

Material Fund Change [Text Block]
C000238366
Shareholder Report [Line Items]
Fund Name	AllianzIM U.S. Equity Buffer10 Nov ETF
Class Name	AllianzIM U.S. Equity Buffer10 Nov ETF
Trading Symbol	NVBT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer10 Nov ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer10 Nov ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%
AssetsNet	$ 32,651,000
Holdings Count | Holding	4
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$32,651
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	102.4%
Time deposits	0.2%
Options written	(2.3)%
Net other assets and liabilities	(0.3)%
Total	100.0%

Material Fund Change [Text Block]
C000238367
Shareholder Report [Line Items]
Fund Name	AllianzIM U.S. Equity Buffer10 Dec ETF
Class Name	AllianzIM U.S. Equity Buffer10 Dec ETF
Trading Symbol	DECT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer10 Dec ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer10 Dec ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%
AssetsNet	$ 121,116,000
Holdings Count | Holding	4
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$121,116
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	103.0%
Time deposits	0.2%
Options written	(2.9)%
Net other assets and liabilities	(0.3)%
Total	100.0%

Material Fund Change [Text Block]
C000223738
Shareholder Report [Line Items]
Fund Name	AllianzIM U.S. Equity Buffer20 Jan ETF
Class Name	AllianzIM U.S. Equity Buffer20 Jan ETF
Trading Symbol	JANW
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer20 Jan ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer20 Jan ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%
AssetsNet	$ 341,373,000
Holdings Count | Holding	4
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$341,373
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	105.0%
Time deposits	0.2%
Options written	(5.0)%
Net other assets and liabilities	(0.2)%
Total	100.0%

Material Fund Change [Text Block]
C000238372
Shareholder Report [Line Items]
Fund Name	AllianzIM U.S. Equity Buffer20 Feb ETF
Class Name	AllianzIM U.S. Equity Buffer20 Feb ETF
Trading Symbol	FEBW
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer20 Feb ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer20 Feb ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%
AssetsNet	$ 194,070,000
Holdings Count | Holding	4
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$194,070
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	104.9%
Time deposits	0.1%
Options written	(4.9)%
Net other assets and liabilities	(0.1)%
Total	100.0%

Material Fund Change [Text Block]
C000238373
Shareholder Report [Line Items]
Fund Name	AllianzIM U.S. Equity Buffer20 Mar ETF
Class Name	AllianzIM U.S. Equity Buffer20 Mar ETF
Trading Symbol	MARW
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer20 Mar ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer20 Mar ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%
AssetsNet	$ 84,368,000
Holdings Count | Holding	4
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$84,368
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	106.0%
Time deposits	0.1%
Options written	(6.0)%
Net other assets and liabilities	(0.1)%
Total	100.0%

Material Fund Change [Text Block]
C000218377
Shareholder Report [Line Items]
Fund Name	AllianzIM U.S. Equity Buffer20 Apr ETF
Class Name	AllianzIM U.S. Equity Buffer20 Apr ETF
Trading Symbol	APRW
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer20 Apr ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer20 Apr ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%
AssetsNet	$ 194,147,000
Holdings Count | Holding	4
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$194,147
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	109.4%
Time deposits	0.0%Footnote Reference*
Options written	(9.3)%
Net other assets and liabilities	(0.1)%
Total	100.0%
Footnote	Description
Footnote*	Rounds to less than 0.05%.

Material Fund Change [Text Block]
C000241957
Shareholder Report [Line Items]
Fund Name	AllianzIM U.S. Equity Buffer20 May ETF
Class Name	AllianzIM U.S. Equity Buffer20 May ETF
Trading Symbol	MAYW
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer20 May ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer20 May ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%
AssetsNet	$ 205,291,000
Holdings Count | Holding	4
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$205,291
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	105.1%
Time deposits	0.2%
Options written	(4.9)%
Net other assets and liabilities	(0.4)%
Total	100.0%

Material Fund Change [Text Block]
C000241959
Shareholder Report [Line Items]
Fund Name	AllianzIM U.S. Equity Buffer20 Jun ETF
Class Name	AllianzIM U.S. Equity Buffer20 Jun ETF
Trading Symbol	JUNW
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer20 Jun ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer20 Jun ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%
AssetsNet	$ 59,938,000
Holdings Count | Holding	4
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$59,938
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	110.6%
Time deposits	0.6%
Options written	(10.5)%
Net other assets and liabilities	(0.7)%
Total	100.0%

Material Fund Change [Text Block]
C000221039
Shareholder Report [Line Items]
Fund Name	AllianzIM U.S. Equity Buffer20 Jul ETF
Class Name	AllianzIM U.S. Equity Buffer20 Jul ETF
Trading Symbol	JULW
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer20 Jul ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer20 Jul ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%
AssetsNet	$ 315,840,000
Holdings Count | Holding	4
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$315,840
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	106.9%
Time deposits	0.5%
Options written	(6.9)%
Net other assets and liabilities	(0.5)%
Total	100.0%

Material Fund Change [Text Block]
C000241961
Shareholder Report [Line Items]
Fund Name	AllianzIM U.S. Equity Buffer20 Aug ETF
Class Name	AllianzIM U.S. Equity Buffer20 Aug ETF
Trading Symbol	AUGW
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer20 Aug ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer20 Aug ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%
AssetsNet	$ 138,021,000
Holdings Count | Holding	4
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$138,021
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	105.9%
Time deposits	0.6%
Options written	(5.9)%
Net other assets and liabilities	(0.6)%
Total	100.0%

Material Fund Change [Text Block]
C000241963
Shareholder Report [Line Items]
Fund Name	AllianzIM U.S. Equity Buffer20 Sep ETF
Class Name	AllianzIM U.S. Equity Buffer20 Sep ETF
Trading Symbol	SEPW
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer20 Sep ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer20 Sep ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%
AssetsNet	$ 213,319,000
Holdings Count | Holding	4
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$213,319
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	105.6%
Time deposits	0.5%
Options written	(5.6)%
Net other assets and liabilities	(0.5)%
Total	100.0%

Material Fund Change [Text Block]
C000221855
Shareholder Report [Line Items]
Fund Name	AllianzIM U.S. Equity Buffer20 Oct ETF
Class Name	AllianzIM U.S. Equity Buffer20 Oct ETF
Trading Symbol	OCTW
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer20 Oct ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer20 Oct ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%
AssetsNet	$ 564,359,000
Holdings Count | Holding	4
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$564,359
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	104.2%
Time deposits	0.3%
Options written	(4.1)%
Net other assets and liabilities	(0.4)%
Total	100.0%

Material Fund Change [Text Block]
C000238370
Shareholder Report [Line Items]
Fund Name	AllianzIM U.S. Equity Buffer20 Nov ETF
Class Name	AllianzIM U.S. Equity Buffer20 Nov ETF
Trading Symbol	NVBW
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer20 Nov ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer20 Nov ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%
AssetsNet	$ 98,567,000
Holdings Count | Holding	4
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$98,567
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	103.2%
Time deposits	0.3%
Options written	(3.2)%
Net other assets and liabilities	(0.3)%
Total	100.0%

Material Fund Change [Text Block]
C000238371
Shareholder Report [Line Items]
Fund Name	AllianzIM U.S. Equity Buffer20 Dec ETF
Class Name	AllianzIM U.S. Equity Buffer20 Dec ETF
Trading Symbol	DECW
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer20 Dec ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer20 Dec ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%
AssetsNet	$ 231,702,000
Holdings Count | Holding	4
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$231,702
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	104.0%
Time deposits	0.2%
Options written	(3.9)%
Net other assets and liabilities	(0.3)%
Total	100.0%

Material Fund Change [Text Block]
C000248782
Shareholder Report [Line Items]
Fund Name	AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF
Class Name	AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF
Trading Symbol	JANU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%
AssetsNet	$ 86,154,000
Holdings Count | Holding	3
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$86,154
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	101.4%
Time deposits	0.2%
Options written	(1.4)%
Net other assets and liabilities	(0.2)%
Total	100.0%

Material Fund Change [Text Block]
C000248786
Shareholder Report [Line Items]
Fund Name	AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF
Class Name	AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF
Trading Symbol	FEBU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%
AssetsNet	$ 50,416,000
Holdings Count | Holding	3
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$50,416
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	101.7%
Time deposits	0.1%
Options written	(1.6)%
Net other assets and liabilities	(0.2)%
Total	100.0%

Material Fund Change [Text Block]
C000248787
Shareholder Report [Line Items]
Fund Name	AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF
Class Name	AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF
Trading Symbol	MARU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%
AssetsNet	$ 31,633,000
Holdings Count | Holding	3
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$31,633
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	101.7%
Time deposits	0.1%
Options written	(1.7)%
Net other assets and liabilities	(0.1)%
Total	100.0%

Material Fund Change [Text Block]
C000248788
Shareholder Report [Line Items]
Fund Name	AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF
Class Name	AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF
Trading Symbol	ARLU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%
AssetsNet	$ 52,540,000
Holdings Count | Holding	3
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$52,540
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	101.6%
Time deposits	0.0%Footnote Reference*
Options written	(1.5)%
Net other assets and liabilities	(0.1)%
Total	100.0%
Footnote	Description
Footnote*	Rounds to less than 0.05%.

Material Fund Change [Text Block]
C000248789
Shareholder Report [Line Items]
Fund Name	AllianzIM U.S. Equity Buffer15 Uncapped May ETF
Class Name	AllianzIM U.S. Equity Buffer15 Uncapped May ETF
Trading Symbol	MAYU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer15 Uncapped May ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer15 Uncapped May ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%
AssetsNet	$ 29,750,000
Holdings Count | Holding	3
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$29,750
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	102.6%
Time deposits	0.6%
Options written	(2.6)%
Net other assets and liabilities	(0.6)%
Total	100.0%

Material Fund Change [Text Block]
C000248790
Shareholder Report [Line Items]
Fund Name	AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF
Class Name	AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF
Trading Symbol	JNEU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%
AssetsNet	$ 30,165,000
Holdings Count | Holding	3
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$30,165
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	100.2%
Time deposits	0.4%
Options written	0.0%Footnote Reference*
Net other assets and liabilities	(0.6)%
Total	100.0%
Footnote	Description
Footnote*	Rounds to less than 0.05%.

Material Fund Change [Text Block]
C000248791
Shareholder Report [Line Items]
Fund Name	AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF
Class Name	AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF
Trading Symbol	JULU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%
AssetsNet	$ 78,773,000
Holdings Count | Holding	3
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$78,773
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	100.2%
Time deposits	0.7%
Options written	(0.1)%
Net other assets and liabilities	(0.8)%
Total	100.0%

Material Fund Change [Text Block]
C000248792
Shareholder Report [Line Items]
Fund Name	AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF
Class Name	AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF
Trading Symbol	AUGU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%
AssetsNet	$ 42,864,000
Holdings Count | Holding	3
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$42,864
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	100.2%
Time deposits	0.5%
Options written	(0.2)%
Net other assets and liabilities	(0.5)%
Total	100.0%

Material Fund Change [Text Block]
C000248793
Shareholder Report [Line Items]
Fund Name	AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF
Class Name	AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF
Trading Symbol	SEPU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%
AssetsNet	$ 137,554,000
Holdings Count | Holding	3
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$137,554
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	100.5%
Time deposits	0.4%
Options written	(0.4)%
Net other assets and liabilities	(0.5)%
Total	100.0%

Material Fund Change [Text Block]
C000248783
Shareholder Report [Line Items]
Fund Name	AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF
Class Name	AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF
Trading Symbol	OCTU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%
AssetsNet	$ 63,441,000
Holdings Count | Holding	3
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$63,441
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	100.7%
Time deposits	0.4%
Options written	(0.7)%
Net other assets and liabilities	(0.4)%
Total	100.0%

Material Fund Change [Text Block]
C000248784
Shareholder Report [Line Items]
Fund Name	AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF
Class Name	AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF
Trading Symbol	NVBU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%
AssetsNet	$ 35,213,000
Holdings Count | Holding	3
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$35,213
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	101.0%
Time deposits	0.4%
Options written	(1.0)%
Net other assets and liabilities	(0.4)%
Total	100.0%

Material Fund Change [Text Block]
C000248785
Shareholder Report [Line Items]
Fund Name	AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF
Class Name	AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF
Trading Symbol	DECU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%
AssetsNet	$ 117,092,000
Holdings Count | Holding	3
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$117,092
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	101.2%
Time deposits	0.7%
Options written	(1.1)%
Net other assets and liabilities	(0.8)%
Total	100.0%

Material Fund Change [Text Block]
C000258537
Shareholder Report [Line Items]
Fund Name	AllianzIM International Equity Buffer15 Uncapped Jan ETF
Class Name	AllianzIM International Equity Buffer15 Uncapped Jan ETF
Trading Symbol	JANI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AllianzIM International Equity Buffer15 Uncapped Jan ETF (the “Fund”) for the period of January 30, 2026Footnote Reference* to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM International Equity Buffer15 Uncapped Jan ETF	$19Footnote Reference**	0.79%
Footnote	Description
Footnote*	Annualized.
Footnote**	Represents a period less than 6 months, had the Fund existed for the full 6-month reporting period, costs would have been higher.

Expenses Paid, Amount	$ 19	[1]
Expense Ratio, Percent	0.79%
Expenses Short Period Footnote [Text Block]	Represents a period less than 6 months, had the Fund existed for the full 6-month reporting period, costs would have been higher.
AssetsNet	$ 13,210,000
Holdings Count | Holding	3
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$13,210
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	101.9%
Time deposits	0.1%
Options written	(1.9)%
Net other assets and liabilities	(0.1)%
Total	100.0%

Material Fund Change [Text Block]
C000258538
Shareholder Report [Line Items]
Fund Name	AllianzIM International Equity Buffer15 Uncapped Apr ETF
Class Name	AllianzIM International Equity Buffer15 Uncapped Apr ETF
Trading Symbol	ARLI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AllianzIM International Equity Buffer15 Uncapped Apr ETF (the “Fund”) for the period of March 31, 2026Footnote Reference* to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM International Equity Buffer15 Uncapped Apr ETF	$6Footnote Reference**	0.79%
Footnote	Description
Footnote*	Annualized.
Footnote**	Represents a period less than 6 months, had the Fund existed for the full 6-month reporting period, costs would have been higher.

Expenses Paid, Amount	$ 6	[2]
Expense Ratio, Percent	0.79%
Expenses Short Period Footnote [Text Block]	Represents a period less than 6 months, had the Fund existed for the full 6-month reporting period, costs would have been higher.
AssetsNet	$ 5,751,000
Holdings Count | Holding	3
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$5,751
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	102.3%
Time deposits	0.0%Footnote Reference*
Options written	(2.2)%
Net other assets and liabilities	(0.1)%
Total	100.0%
Footnote	Description
Footnote*	Rounds to less than 0.05%.

Material Fund Change [Text Block]
C000230498
Shareholder Report [Line Items]
Fund Name	AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF
Class Name	AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF
Trading Symbol	SIXJ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%
AssetsNet	$ 152,829,000
Holdings Count | Holding	4
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$152,829
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	101.8%
Time deposits	0.6%
Options written	(2.1)%
Net other assets and liabilities	(0.3)%
Total	100.0%

Material Fund Change [Text Block]
C000247811
Shareholder Report [Line Items]
Fund Name	AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF
Class Name	AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF
Trading Symbol	SIXF
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%
AssetsNet	$ 49,010,000
Holdings Count | Holding	4
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$49,010
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	102.0%
Time deposits	0.5%
Options written	(2.3)%
Net other assets and liabilities	(0.2)%
Total	100.0%

Material Fund Change [Text Block]
C000247812
Shareholder Report [Line Items]
Fund Name	AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF
Class Name	AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF
Trading Symbol	SIXP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%
AssetsNet	$ 49,480,000
Holdings Count | Holding	4
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$49,480
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	103.2%
Time deposits	0.4%
Options written	(3.5)%
Net other assets and liabilities	(0.1)%
Total	100.0%

Material Fund Change [Text Block]
C000230499
Shareholder Report [Line Items]
Fund Name	AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF
Class Name	AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF
Trading Symbol	SIXO
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%
AssetsNet	$ 301,960,000
Holdings Count | Holding	4
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$301,960
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	106.9%
Time deposits	0.6%
Options written	(7.3)%
Net other assets and liabilities	(0.2)%
Total	100.0%

Material Fund Change [Text Block]
C000247813
Shareholder Report [Line Items]
Fund Name	AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF
Class Name	AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF
Trading Symbol	SIXZ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%
AssetsNet	$ 56,155,000
Holdings Count | Holding	4
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$56,155
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	103.2%
Time deposits	0.6%
Options written	(3.6)%
Net other assets and liabilities	(0.2)%
Total	100.0%

Material Fund Change [Text Block]
C000247814
Shareholder Report [Line Items]
Fund Name	AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF
Class Name	AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF
Trading Symbol	SIXD
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%
AssetsNet	$ 32,329,000
Holdings Count | Holding	4
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$32,329
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	100.2%
Time deposits	0.7%
Options written	(0.6)%
Net other assets and liabilities	(0.3)%
Total	100.0%

Material Fund Change [Text Block]
C000247817
Shareholder Report [Line Items]
Fund Name	AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF
Class Name	AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF
Trading Symbol	FLJJ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%
AssetsNet	$ 22,276,000
Holdings Count | Holding	3
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$22,276
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	102.1%
Time deposits	0.3%
Options written	(2.3)%
Net other assets and liabilities	(0.1)%
Total	100.0%

Material Fund Change [Text Block]
C000247818
Shareholder Report [Line Items]
Fund Name	AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF
Class Name	AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF
Trading Symbol	FLAO
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%
AssetsNet	$ 8,371,000
Holdings Count | Holding	3
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$8,371
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	108.2%
Time deposits	0.3%
Options written	(8.4)%
Net other assets and liabilities	(0.1)%
Total	100.0%

Material Fund Change [Text Block]
C000263917
Shareholder Report [Line Items]
Fund Name	AllianzIM U.S. Equity Buffer5 ETF
Class Name	AllianzIM U.S. Equity Buffer5 ETF
Trading Symbol	QBSV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer5 ETF (the “Fund”) for the period of March 31, 2026Footnote Reference* to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer5 ETF	$5Footnote Reference**	0.64%
Footnote	Description
Footnote*	Annualized.
Footnote**	Represents a period less than 6 months, had the Fund existed for the full 6-month reporting period, costs would have been higher.

Expenses Paid, Amount	$ 5	[3]
Expense Ratio, Percent	0.64%
Expenses Short Period Footnote [Text Block]	Represents a period less than 6 months, had the Fund existed for the full 6-month reporting period, costs would have been higher.
AssetsNet	$ 7,200,000
Holdings Count | Holding	4
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$7,200
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	105.4%
Time deposits	0.4%
Options written	(5.8)%
Net other assets and liabilities	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Rounds to less than 0.05%.

Material Fund Change [Text Block]
C000261328
Shareholder Report [Line Items]
Fund Name	AllianzIM U.S. Equity Buffer15 ETF
Class Name	AllianzIM U.S. Equity Buffer15 ETF
Trading Symbol	QBSF
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer15 ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer15 ETF	$32	0.64%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
AssetsNet	$ 33,346,000
Holdings Count | Holding	4
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$33,346
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	108.0%
Time deposits	0.6%
Options written	(8.5)%
Net other assets and liabilities	(0.1)%
Total	100.0%

Material Fund Change [Text Block]
C000261329
Shareholder Report [Line Items]
Fund Name	AllianzIM U.S. Equity Buffer100 Protection ETF
Class Name	AllianzIM U.S. Equity Buffer100 Protection ETF
Trading Symbol	AIOO
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer100 Protection ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer100 Protection ETF	$32	0.64%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
AssetsNet	$ 36,426,000
Holdings Count | Holding	3
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$36,426
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	108.7%
Time deposits	0.8%
Options written	(9.5)%
Net other assets and liabilities	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Rounds to less than 0.05%.

Material Fund Change [Text Block]
C000263920
Shareholder Report [Line Items]
Fund Name	AllianzIM Growth-100 Buffer5 ETF
Class Name	AllianzIM Growth-100 Buffer5 ETF
Trading Symbol	QBQV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AllianzIM Growth-100 Buffer5 ETF (the “Fund”) for the period of March 31, 2026Footnote Reference* to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM Growth-100 Buffer5 ETF	$6Footnote Reference**	0.74%
Footnote	Description
Footnote*	Annualized.
Footnote**	Represents a period less than 6 months, had the Fund existed for the full 6-month reporting period, costs would have been higher.

Expenses Paid, Amount	$ 6	[4]
Expense Ratio, Percent	0.74%
Expenses Short Period Footnote [Text Block]	Represents a period less than 6 months, had the Fund existed for the full 6-month reporting period, costs would have been higher.
AssetsNet	$ 6,640,000
Holdings Count | Holding	4
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$6,640
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	108.3%
Time deposits	0.1%
Options written	(9.2)%
Net other assets and liabilities	0.8%
Total	100.0%

Material Fund Change [Text Block]
C000263921
Shareholder Report [Line Items]
Fund Name	AllianzIM Growth-100 Buffer15 ETF
Class Name	AllianzIM Growth-100 Buffer15 ETF
Trading Symbol	QBQF
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AllianzIM Growth-100 Buffer15 ETF (the “Fund”) for the period of March 31, 2026Footnote Reference* to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM Growth-100 Buffer15 ETF	$6Footnote Reference**	0.74%
Footnote	Description
Footnote*	Annualized.
Footnote**	Represents a period less than 6 months, had the Fund existed for the full 6-month reporting period, costs would have been higher.

Expenses Paid, Amount	$ 6	[5]
Expense Ratio, Percent	0.74%
Expenses Short Period Footnote [Text Block]	Represents a period less than 6 months, had the Fund existed for the full 6-month reporting period, costs would have been higher.
AssetsNet	$ 5,780,000
Holdings Count | Holding	4
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$5,780
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	112.9%
Time deposits	0.2%
Options written	(13.0)%
Net other assets and liabilities	(0.1)%
Total	100.0%

Material Fund Change [Text Block]
C000272215
Shareholder Report [Line Items]
Fund Name	AllianzIM U.S. Small Cap Buffer5 ETF
Class Name	AllianzIM U.S. Small Cap Buffer5 ETF
Trading Symbol	QBKV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AllianzIM U.S. Small Cap Buffer5 ETF (the “Fund”) for the period of March 31, 2026Footnote Reference* to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Small Cap Buffer5 ETF	$6Footnote Reference**	0.74%
Footnote	Description
Footnote*	Annualized.
Footnote**	Represents a period less than 6 months, had the Fund existed for the full 6-month reporting period, costs would have been higher.

Expenses Paid, Amount	$ 6	[6]
Expense Ratio, Percent	0.74%
Expenses Short Period Footnote [Text Block]	Represents a period less than 6 months, had the Fund existed for the full 6-month reporting period, costs would have been higher.
AssetsNet	$ 6,016,000
Holdings Count | Holding	4
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$6,016
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	104.7%
Time deposits	0.6%
Options written	(5.2)%
Net other assets and liabilities	(0.1)%
Total	100.0%

Material Fund Change [Text Block]
C000272214
Shareholder Report [Line Items]
Fund Name	AllianzIM U.S. Small Cap Buffer15 ETF
Class Name	AllianzIM U.S. Small Cap Buffer15 ETF
Trading Symbol	QBKF
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AllianzIM U.S. Small Cap Buffer15 ETF (the “Fund”) for the period of March 31, 2026Footnote Reference* to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Small Cap Buffer15 ETF	$6Footnote Reference**	0.74%
Footnote	Description
Footnote*	Annualized.
Footnote**	Represents a period less than 6 months, had the Fund existed for the full 6-month reporting period, costs would have been higher.

Expenses Paid, Amount	$ 6	[7]
Expense Ratio, Percent	0.74%
Expenses Short Period Footnote [Text Block]	Represents a period less than 6 months, had the Fund existed for the full 6-month reporting period, costs would have been higher.
AssetsNet	$ 5,794,000
Holdings Count | Holding	4
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$5,794
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	108.7%
Time deposits	0.6%
Options written	(9.2)%
Net other assets and liabilities	(0.1)%
Total	100.0%

Material Fund Change [Text Block]
C000263924
Shareholder Report [Line Items]
Fund Name	AllianzIM International Equity Buffer5 ETF
Class Name	AllianzIM International Equity Buffer5 ETF
Trading Symbol	QBIV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AllianzIM International Equity Buffer5 ETF (the “Fund”) for the period of March 31, 2026Footnote Reference* to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM International Equity Buffer5 ETF	$6Footnote Reference**	0.74%
Footnote	Description
Footnote*	Annualized.
Footnote**	Represents a period less than 6 months, had the Fund existed for the full 6-month reporting period, costs would have been higher.

Expenses Paid, Amount	$ 6	[8]
Expense Ratio, Percent	0.74%
Expenses Short Period Footnote [Text Block]	Represents a period less than 6 months, had the Fund existed for the full 6-month reporting period, costs would have been higher.
AssetsNet	$ 5,857,000
Holdings Count | Holding	4
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$5,857
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	100.5%
Time deposits	0.5%
Options written	(1.1)%
Net other assets and liabilities	0.1%
Total	100.0%

Material Fund Change [Text Block]
C000263925
Shareholder Report [Line Items]
Fund Name	AllianzIM International Equity Buffer15 ETF
Class Name	AllianzIM International Equity Buffer15 ETF
Trading Symbol	QBIF
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AllianzIM International Equity Buffer15 ETF (the “Fund”) for the period of March 31, 2026Footnote Reference* to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM International Equity Buffer15 ETF	$6Footnote Reference**	0.74%
Footnote	Description
Footnote*	Annualized.
Footnote**	Represents a period less than 6 months, had the Fund existed for the full 6-month reporting period, costs would have been higher.

Expenses Paid, Amount	$ 6	[9]
Expense Ratio, Percent	0.74%
Expenses Short Period Footnote [Text Block]	Represents a period less than 6 months, had the Fund existed for the full 6-month reporting period, costs would have been higher.
AssetsNet	$ 5,739,000
Holdings Count | Holding	4
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$5,739
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	102.5%
Time deposits	0.7%
Options written	(3.1)%
Net other assets and liabilities	(0.1)%
Total	100.0%

Material Fund Change [Text Block]
C000253576
Shareholder Report [Line Items]
Fund Name	AllianzIM Buffer20 Allocation ETF
Class Name	AllianzIM Buffer20 Allocation ETF
Trading Symbol	SPBW
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AllianzIM Buffer20 Allocation ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 InvestmentFootnote Reference1	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*Footnote Reference1
AllianzIM Buffer20 Allocation ETF	$2	0.05%
Footnote	Description
Footnote*	Annualized.
Footnote[1]	Reflects applicable fee waivers.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.05%
AssetsNet	$ 70,582,000
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$70,582
# of Portfolio Holdings	12
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Table Summary
Affiliated Exchange-Traded Funds	100.0%
Time deposits	0.0%Footnote Reference*
Net other assets and liabilities	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Rounds to less than 0.05%.

Material Fund Change [Text Block]
C000257488
Shareholder Report [Line Items]
Fund Name	AllianzIM Buffer15 Uncapped Allocation ETF
Class Name	AllianzIM Buffer15 Uncapped Allocation ETF
Trading Symbol	SPBU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AllianzIM Buffer15 Uncapped Allocation ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 InvestmentFootnote Reference1	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*Footnote Reference1
AllianzIM Buffer15 Uncapped Allocation ETF	$2	0.05%
Footnote	Description
Footnote*	Annualized.
Footnote[1]	Reflects applicable fee waivers.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.05%
AssetsNet	$ 150,559,000
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$150,559
# of Portfolio Holdings	12
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Table Summary
Affiliated Exchange-Traded Funds	100.0%
Time deposits	0.0%Footnote Reference*
Net other assets and liabilities	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Rounds to less than 0.05%.

Material Fund Change [Text Block]
C000253575
Shareholder Report [Line Items]
Fund Name	AllianzIM 6 Month Buffer10 Allocation ETF
Class Name	AllianzIM 6 Month Buffer10 Allocation ETF
Trading Symbol	SPBX
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AllianzIM 6 Month Buffer10 Allocation ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 InvestmentFootnote Reference1	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*Footnote Reference1
AllianzIM 6 Month Buffer10 Allocation ETF	$2	0.05%
Footnote	Description
Footnote*	Annualized.
Footnote[1]	Reflects applicable fee waivers.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.05%
AssetsNet	$ 53,367,000
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$53,367
# of Portfolio Holdings	6
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Table Summary
Affiliated Exchange-Traded Funds	100.0%
Time deposits	0.0%Footnote Reference*
Net other assets and liabilities	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Rounds to less than 0.05%.

Material Fund Change [Text Block]

[1]	Represents a period less than 6 months, had the Fund existed for the full 6-month reporting period, costs would have been higher.
[2]	Represents a period less than 6 months, had the Fund existed for the full 6-month reporting period, costs would have been higher.
[3]	Represents a period less than 6 months, had the Fund existed for the full 6-month reporting period, costs would have been higher.
[4]	Represents a period less than 6 months, had the Fund existed for the full 6-month reporting period, costs would have been higher.
[5]	Represents a period less than 6 months, had the Fund existed for the full 6-month reporting period, costs would have been higher.
[6]	Represents a period less than 6 months, had the Fund existed for the full 6-month reporting period, costs would have been higher.
[7]	Represents a period less than 6 months, had the Fund existed for the full 6-month reporting period, costs would have been higher.
[8]	Represents a period less than 6 months, had the Fund existed for the full 6-month reporting period, costs would have been higher.
[9]	Represents a period less than 6 months, had the Fund existed for the full 6-month reporting period, costs would have been higher.